Employee Benefits - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R) numberOfEmployees	Jun. 30, 2022 ZAR (R) numberOfEmployees
Employee Benefits [Abstract]
Termination costs | R	R 609	R 227
Total number of permanent employees	34,913	37,581
Wafi-Golpu Joint Operation
Employee Benefits [Abstract]
Total number of permanent employees	31	30